FIXED ASSETS	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
FIXED ASSETS

NOTE 3 - FIXED ASSETS

A summary of the fixed assets is as follows:

	March 31, 2024	March 31, 2023
Land	$324,293	$324,293
Buildings	6,624,549	5,495,150
Machinery and equipment	11,210,985	12,293,112
Autos and trucks	208,771	307,227
Fixed assets,gross	18,368,598	18,419,782
Accumulated depreciation	(5,067,353)	(3,376,067)
Fixed assets, net	$13,301,245	$15,043,715

The consolidated statements of operations reflect depreciation expense of approximately $1,738,000 and $1,795,000 for the years ended March 31, 2024 and 2023, respectively.

On July 3, 2022, a building containing the Company’s water treatment and purification system in La Coste, Texas (the “Water Treatment Plant”) was completely destroyed in a fire. The Water Treatment Plant is a separate building consisting of approximately 8,000 square feet located apart from the production building, which was not damaged. Due to the damage caused by the fire, the Company has written off approximately $1,763,000 of the fixed assets and $325,000 of the accumulated depreciation.